Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other revenues [Abstract]
Revenues related party	$ 19.1		$ 0
Total	$ 19.1	[1]	$ 0	[1]

[1]	Restated